INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Net operating loss carry forwards		$ (730,185)	$ (204,937)
Cumulative tax rate	21.00%	21.00%
Net operating loss carry forwards expiry term	20 years